COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 02, 2016 lawsuit
Commitments and contingencies
Future purchase commitments	$ 992.6	$ 1,104.3
Commitments for capital expenditures	$ 153.1	$ 186.6
Compania Minera Maricunga | Other regulatory matters
Commitments and contingencies
Number of lawsuits | lawsuit			2